LONG-TERM DEBT AND FINANCING ARRANGEMENTS (Detail) (USD $) In Millions, except Share data, unless otherwise specified								12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Jan. 01, 2011	Dec. 28, 2013 Notes payable due 2016	Dec. 29, 2012 Notes payable due 2016	Dec. 28, 2013 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 29, 2012 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 28, 2013 Convertible notes payable due in 2018 (subordinated)	Dec. 29, 2012 Convertible notes payable due in 2018 (subordinated)	Jan. 01, 2011 Convertible notes payable due in 2018 (subordinated)	Nov. 30, 2010 Convertible notes payable due in 2018 (subordinated)	Dec. 28, 2013 Notes payable due 2021	Dec. 29, 2012 Notes payable due 2021	Nov. 30, 2011 Notes payable due 2021	Dec. 28, 2013 Notes payable due 2022	Dec. 29, 2012 Notes payable due 2022	Nov. 30, 2012 Notes payable due 2022	Dec. 28, 2013 Notes payable due 2028	Dec. 29, 2012 Notes payable due 2028	Dec. 28, 2013 Notes payable due 2040	Dec. 29, 2012 Notes payable due 2040	Dec. 28, 2013 Notes payable due 2052 (junior subordinated)	Dec. 29, 2012 Notes payable due 2052 (junior subordinated)	Jul. 31, 2012 Notes payable due 2052 (junior subordinated)	Dec. 31, 2018 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 28, 2013 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 29, 2012 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 28, 2013 Other, payable in varying amounts through 2021	Dec. 29, 2012 Other, payable in varying amounts through 2021	Dec. 28, 2013 Other, payable in varying amounts through 2021 Minimum	Dec. 29, 2012 Other, payable in varying amounts through 2021 Minimum	Dec. 28, 2013 Other, payable in varying amounts through 2021 Maximum	Dec. 29, 2012 Other, payable in varying amounts through 2021 Maximum
Debt Instrument [Line Items]
Convertible Preferred Stock Shares Issuable Upon Conversion								6,100,000	6,325,000
Long-term debt, including current maturities	$ 3,809.3	$ 3,536.9		$ 0	$ 326.8	$ 345.0	$ 0	$ 632.5	$ 632.5		$ 632.5	$ 382.2	$ 417.1		$ 799.4	$ 799.3		$ 147.7	$ 169.6	$ 317.4	$ 404.4	$ 750.0	$ 750.0			$ 400.0	$ 0	$ 35.1	$ 37.2
Less: Current maturities of long-term debt	(9.9)	(10.4)
Long-Term Debt	$ 3,799.4	$ 3,526.5
Long-term debt, interest rate			4.25%	5.75%	5.75%	2.25%	2.25%	4.25%	4.25%	4.25%		3.40%	3.40%	3.40%	2.90%	2.90%	2.90%	7.05%	7.05%	5.20%	5.20%	5.75%	5.75%	5.75%	4.304%	5.75%	5.75%			0.00%	0.00%	7.14%	7.14%